Goodwill (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill [Abstract]
Schedule of changes in carrying value of goodwill
	As of December 31,
	2022	2021
A summary of the changes in carrying value of goodwill is as follows:
Opening balance	62,387,725	6,352,720
Goodwill relating to acquisitions consummated during the period	—	56,423,109
Effect of exchange rate changes	(392,967)	(388,104)
Closing balance	61,994,758	62,387,725